Supplemental pension plans	12 Months Ended
Dec. 31, 2018
Supplemental pension plans [Abstract]
Supplemental pension plans

41.   Supplemental pension plans

Bradesco and its subsidiaries sponsor a private defined contribution pension for employees and directors, that allows financial resources to be accumulated by participants throughout their careers by means of employee and employer contributions and invested in an Exclusive Investment Fund (FIE). The Plan is managed by Bradesco Vida e Previdência S.A. and BRAM - Bradesco Asset Management S.A. DTVM is responsible for the financial management of the FIEs funds.

The Supplementary Pension Plan counts on contributions from employees and Management of Bradesco and its subsidiaries equivalent to at least 4% of their salary and, from the company, 5% of the salary, plus the percentage allocated to covers of risk benefits (invalidity and death). Actuarial obligations of the defined contribution plan are fully covered by the plan assets of the corresponding FIE. In addition to the plan, in 2001, participants who chose to migrate from the defined benefit plan are guaranteed a proportional deferred benefit, corresponding to their accumulated rights in that plan. For the active participants, retirees and pensioners of the defined benefit plan, now closed to new members, in run-off, the present value of the actuarial obligations of the plan is completely covered by collateral assets.

Banco Alvorada S.A. (successor from the spin-off of Banco Baneb S.A.) maintains defined contribution and variable benefit retirement plans, to the former employees of Baneb, through Fundação Baneb de Seguridade Social - Bases.

Bradesco sponsors both defined benefit and variable contribution retirement plans, through Caixa de Assistência e Aposentadoria dos Funcionários do Banco do Estado do Maranhão (Capof), to employees originating from Banco BEM S.A.

Bradesco sponsors a defined benefit plan through Caixa de Previdência Privada Bec - Cabec, for former employees of Banco do Estado do Ceará S.A.

Kirton Bank Brasil S.A., Kirton Capitalização S.A., Kirton Corretora de Seguros S.A., Bradesco-Kirton Corretora de Câmbio S.A. and Kirton Seguros S.A. sponsor a defined benefit plan called APABA to employees originating from Banco Bamerindus do Brasil S.A., and Kirton Administração de Serviços para Fundos de Pensão Ltda. sponsors to its employees a defined contribution plan, known as the Kirton Prev Benefits Plan (Plano de Benefícios Kirton Prev), both managed by MultiBRA - Pension Fund.

Banco Losango S.A., Kirton Bank Brasil S.A. and Credival - Participações, Administração e Assessoria Ltda. sponsor three pension plans for its employees, which are Losango I Benefits Plan - Basic Part, in the defined benefit mode, Losango I - Supplementary Part and PREVMAIS Losango Plan, the last two in the form of contribution variable, all managed by MultiBRA - Settlor - Multiple Fund.

Bradesco took on the obligations of Kirton Bank S.A. - Banco Múltiplo with regard to Life Insurance, Health Insurance Plans, and Retirement Compensation for employees coming from Banco Bamerindus do Brasil S.A.

Risk factors	On December 31
	2018	2017
Nominal discount rate	8.8% - 9.31% a.a.	8.5% - 10% p.a.
Nominal rate of minimum expected return on assets	9.6% - 25.01% a.a.	7.01% - 25.16% a.a.
Nominal rate of future salary increases	4.0% a.a.	4.3% p.a.
Nominal growth rate of social security benefits and plans	4.0% a.a.	4.3% p.a.
Initial rate of growth of medical costs	8.16% - 9.72% a.a.	10.51% a.a.
Inflation rate	4.0% a.a.	4.3% p.a.
Biometric table of overall mortality	AT 2000 and BR-SEM	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1st eligibility to a benefit by the plan	100% in the 1st eligibility to a benefit by the plan

Considering the above assumptions, in accordance with IAS 19, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

	Years ended December 31 - R$ thousand
	Retirement Benefits		Other post-employment benefits
	2018	2017	2018	2017
(i) Projected benefit obligations:
At the beginning of the year	2,323,338	2,141,393	563,079	498,591
Cost of current service	151	186	-	215
Interest cost	219,239	227,980	54,654	54,230
Participant's contribution	881	1,197	-	-
Actuarial gain/(loss)	179,851	144,624	87,962	39,303
Benefit paid	(192,870)	(192,042)	(36,602)	(29,260)
At the end of the year	2,530,590	2,323,338	669,093	563,079

(ii) Plan assets at fair value:
At the beginning of the year	2,375,529	2,127,872	-	-
Expected earnings	225,060	227,360	-	-
Actuarial gain/(loss)	(61,063)	196,186	-	-
Contributions received:
Employer	15,472	14,957	-	-
Employees	881	1,197	-	-
Benefit paid	(192,870)	(192,043)	-	-
At the end of the year	2,363,009	2,375,529	-	-

(iii) Changes in the unrecoverable surplus
At the beginning of the year	206,752	123,416	-	-
Interest on the irrecoverable surplus	20,327	13,730	-	-
Change in the unrecoverable surplus	(173,054)	69,606	-	-
At the end of the year	54,025	206,752	-	-

(iv) Financed position:
Plans in deficit	221,606	154,561	669,093	563,079
Net balance	221,606	154,561	669,093	563,079

The net cost/(benefit) of the pension plans recognized in the consolidated statement of income includes the following components:

	R$ thousand
	Years ended December 31
	2018	2017	2016
Projected benefit obligations:
Cost of service	151	401	(906)
Cost of interest on actuarial obligations	273,893	282,210	204,712
Expected earnings from the assets of the plan	(225,060)	(227,360)	(174,937)
Net cost/(benefit) of the pension plans	48,984	55,251	28,869

Maturity profile of the present value of the obligations of the benefit plans defined for the next years:

	On December 31, 2018 - R$ thousand
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	9.86	15.00
2019	202,553	34,171
2020	208,484	35,379
2021	214,845	38,409
2022	220,785	41,560
2023	226,353	45,091
After 2023	1,209,851	278,367

In 2019, contributions to defined-benefit plans are expected to total R$18,282 thousand.

The long-term rate of return on plan assets is based on the following:

- Medium- to long-term expectations of the asset managers; and

- Public and private securities, with short to long-term maturities which represent a significant portion of the investment portfolios of our subsidiaries, the return on which is higher than inflation plus interest.

The assets of pension plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan's assets by category is as follows:

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan		Assets of the Losango Plan
	2018	2017	2018	2017	2018	2017	2018	2017
Asset categories
Equities			7.9%	4.7%			17.7%	17.3%
Fixed income	93.3%	92.7%	87.5%	90.6%	100.0%	100.0%	82.3%	82.7%
Real estate	5.4%	5.7%	2.5%	2.6%
Other	1.3%	1.6%	2.1%	2.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (8.5% - 10.0% p.a.) assuming a 1 b.p. change in the discount rate:

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	9.80% - 10.31%	Increase of 1 b.p.	reduction	(185,803)
Discount rate	7.80% - 8.31%	Decrease of 1 b.p.	increase	491,193
Medical Inflation	9.16% - 10.72%	Increase of 1 b.p.	increase	74,081
Medical Inflation	7.16% - 8.72%	Decrease of 1 b.p.	reduction	(62,077)

Total expenses related to contributions made during the year ended on December 31, 2018 totalled R$942,427 thousand (2017 - R$988,905 thousand).

In addition to this benefit, Bradesco and its subsidiaries offer other benefits to their employees and Management, including health insurance, dental care, life and personal accident insurance, and professional training. These expenses, including the aforementioned contributions, totaled, in December 31, 2018, R$4,550,580 thousand (2017 - R$5,594,368 thousand).